COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Dec. 31, 2012
Costs and Estimated Earnings In Excess Of Billings [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings [Table Text Block]
As of December 31, 2012, 2011 and 2010, costs and estimated earnings in excess of billings are as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010
Contract costs incurred plus recognized profits less recognized losses to date	$55,607,242	$22,564,799	$24,821,035
Less: Progress billings to date	(53,356,822)	(18,151,317)	(22,130,836)
Costs and estimated earnings in excess of billings	$2,250,420	$4,413,482	$2,690,199